Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Cash Flows) (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2016	Jun. 27, 2014	Jul. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income				$ 33,193	$ 47,256	$ 83,868	$ 104,733	$ 131,060	$ 59,524	$ 77,968
Amortization of debt issuance costs and discounts				1,081	1,017	3,241	3,123	4,147	5,067	5,275
Income taxes receivable or payable								(1,603)	0	590
Accounts payable and accrued expenses						(10,864)	(1,306)	13,668	(716)	(24,322)
Other - net						(4,841)	7,395	3,559	6,654	809
Net cash provided by operating activities								324,591	252,425	253,997
Net cash used in investing activities								(608,688)	(695,117)	(397,358)
Long-term borrowings, net of discount						404,633	347,662	387,662	753,350	128,358
Retirement of long-term debt						(408,152)	0	(40,000)	(552,179)	0
Dividends on common stock						(75,476)	(86,443)	(122,959)	(69,487)	(78,400)
Issuance of common stock						0	134,276	134,276	214,366	0
Other - net						(228)	(152)	(153)	(368)	(194)
Net cash provided by financing activities								297,529	437,280	151,227
Net change in cash and cash equivalents						(8,626)	29,782	13,432	(5,412)	7,866
Cash and cash equivalents at beginning of period						34,953	21,521	21,521	26,933	19,067
Cash and cash equivalents at end of period				$ 26,327	$ 51,303	26,327	51,303	34,953	21,521	26,933
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income								127,847	56,311	74,755
Equity in earnings of subsidiaries								(153,232)	(98,708)	(106,252)
Cash dividends received from subsidiary companies								136,466	106,997	127,400
Amortization of debt issuance costs and discounts								1,947	2,459	2,765
Deferred income taxes - net								22,601	(2,190)	(20,445)
Charges related to early extinguishment of debt								0	21,956	0
Income taxes receivable or payable								(5,425)	2,465	(501)
Accounts payable and accrued expenses								(800)	(391)	(599)
Other - net								145	639	255
Net cash provided by operating activities								129,549	89,538	77,378
Investment in subsidiaries								(212,997)	(214,366)	(106,383)
Net cash used in investing activities								(212,997)	(214,366)	(106,383)
Long-term borrowings, net of discount								0	404,712	0
Retirement of long-term debt								0	420,329	0
Dividends on common stock								(122,959)	(69,487)	(78,400)
Issuance of common stock								134,276	214,366	0
Equity contributions from AES	$ 64,800	$ 106,400	$ 49,100					78,738	0	106,400
Other - net								(11)	(5,445)	0
Net cash provided by financing activities								90,044	123,817	28,000
Net change in cash and cash equivalents								6,596	(1,011)	(1,005)
Cash and cash equivalents at beginning of period						$ 7,370	$ 774	774	1,785	2,790
Cash and cash equivalents at end of period								$ 7,370	$ 774	$ 1,785